Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Summary of Related Party Transactions	Net sales to related parties for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands)	2025	2024	2023

Net sales	$2,061	$3,073	$9,039
As of December 31, 2025 and 2024, balances with related parties are as follows:

(in thousands)	2025	2024

Accounts receivable	$1,978	$1,848
Accounts payable	$608	$872
Accrued and other current liabilities	$2,376	$1,367